OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Summary of financial information for the Company's segments

The following tables present a summary of results and reconciles pre-tax adjusted operating income (loss) to consolidated income before income tax and net income:

	For The Year Ended December 31,
	2021	2020	2019
		(Recast)	(Recast)
	(Dollars In Millions)
Revenues
Retail Life and Annuity	$2,823	$2,440	$2,161
Acquisitions	2,984	3,282	2,902
Stable Value Products	347	176	247
Asset Protection	270	275	290
Corporate and Other	(11)	(5)	131
Total revenues	$6,413	$6,168	$5,731
Pre-tax Adjusted Operating Income (Loss)
Retail Life and Annuity	$(37)	$100	$153
Acquisitions	314	406	347
Stable Value Products	171	90	93
Asset Protection	40	41	37
Corporate and Other	(155)	(247)	(162)
Pre-tax adjusted operating income	333	390	468
Non-operating income (loss)	38	(113)	56
Income before income tax	371	277	524
Income tax expense (benefit)	86	43	97
Net income	$285	$234	$427
Pre-tax adjusted operating income	$333	$390	$468
Adjusted operating income tax (expense) benefit	(51)	(66)	(86)
After-tax adjusted operating income	282	324	382
Non-operating income (loss)	38	(113)	56
Income tax (expense) benefit on adjustments	(35)	23	(11)
Net income	$285	$234	$427
Non-operating income (loss)
Derivative gains (losses), net	$48	$(195)	$(368)
Investment gains (losses), net	102	(40)	309
VA/VUL market impacts(1)	21	—	—
Goodwill impairment	(129)	—	—
Less: related amortization(2)	104	(30)	(24)
Less: VA GLWB economic cost	(100)	(92)	(91)
Total non-operating income (loss)	$38	$(113)	$56
(1)	Represents the immediate impacts on DAC, VOBA, reserves, and other non-cash items in current period results due to changes in current market conditions on estimates of profitability, which are excluded from pre-tax and after-tax adjusted operating income (loss) beginning in Q1 of 2021.
(2)	Includes amortization of DAC/VOBA and benefits and settlement expenses that are impacted by net gains (losses).

22. OPERATING SEGMENTS – (Continued)

	For The Year Ended December 31,
	2021	2020	2019
		(Recast)	(Recast)
	(Dollars In Millions)
Net Investment Income
Retail Life and Annuity	$1,110	$1,015	$945
Acquisitions	1,590	1,648	1,533
Stable Value Products	303	230	244
Asset Protection	20	23	28
Corporate and Other	(41)	(27)	75
Total net investment income	$2,982	$2,889	$2,825
Amortization of DAC and VOBA
Retail Life and Annuity	$222	$116	$100
Acquisitions	19	24	11
Stable Value Products	5	3	3
Asset Protection	63	65	62
Corporate and Other	—	—	—
Total amortization of DAC and VOBA	$309	$208	$176

	Operating Segments
	As of December 31, 2021
	(Dollars In Millions)
	Retail Life and		Stable Value
	Annuity	Acquisitions	Products
Investments and other assets	$44,549	$54,561	$8,392
DAC and VOBA	2,806	870	15
Other intangibles	334	29	5
Goodwill	430	24	114
Total assets	$48,119	$55,484	$8,526

	Asset	Corporate	Total
	Protection	and Other	Consolidated
Investments and other assets	$950	$18,063	$126,515
DAC and VOBA	178	—	3,869
Other intangibles	90	33	491
Goodwill	129	—	697
Total assets	$1,347	$18,096	$131,572

	Operating Segment Assets
	As of December 31, 2020
	(Recast)
	(Dollars In Millions)
	Retail Life and		Stable Value
	Annuity	Acquisitions	Products
Investments and other assets	$40,194	$55,628	$5,928
DAC and VOBA	2,480	762	8
Other intangibles	367	33	6
Goodwill	559	24	114
Total assets	$43,600	$56,447	$6,056

22. OPERATING SEGMENTS – (Continued)

	Asset	Corporate	Total
	Protection	and Other	Consolidated
Investments and other assets	$881	$19,493	$122,124
DAC and VOBA	170	—	3,420
Other intangibles	101	33	540
Goodwill	129	—	826
Total assets	$1,281	$19,526	$126,910